GOODWILL - Cash Generating Units with Allocated Goodwill - Banco Popular S.A. (Details) - Banco Popular S.A.	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	6.40%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	12.90%
Borrowing rate	9.20%
Growth in income from commissions	6.10%
Growth in expenses	13.20%
Inflation	7.40%
Discount rate after taxes	17.60%
Growth rate used to extrapolate cash flow projections	6.40%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	12.60%
Borrowing rate	7.40%
Growth in income from commissions	11.40%
Growth in expenses	6.60%
Inflation	2.70%
Discount rate after taxes	12.60%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.90%
Borrowing rate	5.80%
Growth in income from commissions	16.70%
Growth in expenses	7.50%
Inflation	2.90%
Discount rate after taxes	11.80%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.90%
Borrowing rate	5.20%
Growth in income from commissions	11.30%
Growth in expenses	7.60%
Inflation	2.90%
Discount rate after taxes	10.90%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.90%
Borrowing rate	4.80%
Growth in income from commissions	8.40%
Growth in expenses	6.80%
Inflation	2.90%
Discount rate after taxes	10.70%